091-08716 fr

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
2010
DIVISION OF TRADING & MARKETS

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and 4 copies

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 21 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10047349

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporati
BlackRock Fund Advisors

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
ICLN: S&P Global Clean Energy Index; IFGL: FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index ; ISHG: S&P/Citigroup International Treasury Bond Index Ex-US; NUCL: S&P Global Nuclear Energy Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 4 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
ICLN, IFGL, ISHG, NUCL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
ICLN: US, China, Spain, Brazil, Germany; IFGL: Hong Kong, Japan, Australia, UK, France; ISHG: Japan, Germany, Italy, France, Austria; NUCL: US, Japan, Canada, UK, France

(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**19-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 21 2010